Schedule of Investments (unaudited) January 31, 2020	BlackRock LifePath® Smart Beta 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 116.2%

Equity Funds — 87.9%
iShares Core MSCI Emerging Markets ETF	20,843	$1,054,447
iShares Edge MSCI International Momentum Factor ETF	7,176	225,972
iShares Edge MSCI International Quality Factor ETF	44,650	1,415,852
iShares Edge MSCI International Value Factor ETF	34,881	811,332
iShares Edge MSCI Min Vol EAFE ETF(a)	14,902	1,107,219
iShares Edge MSCI Min Vol Emerging Markets ETF	6,916	383,492
iShares Edge MSCI Min Vol USA ETF	28,472	1,911,610
iShares Edge MSCI USA Momentum Factor ETF	4,681	609,747
iShares Edge MSCI USA Quality Factor ETF	26,014	2,609,464
iShares Edge MSCI USA Size Factor ETF	7,207	693,097
iShares Edge MSCI USA Value Factor ETF(a)	19,364	1,671,888
iShares Global REIT ETF	24,944	694,441
iShares MSCI EAFE Small-Cap ETF	8,729	522,955
Master Small Cap Index Series	$350,733	350,733

		14,062,249

Fixed-Income Funds — 12.0%
BlackRock Total Factor Fund, Class K	28,019	286,636
iShares Edge High Yield Defensive Bond ETF(a)	2,750	138,958
iShares Edge Investment Grade Enhanced Bond ETF(a)	7,927	419,576
iShares TIPS Bond ETF(a)	4,241	504,934
iShares U.S. Treasury Bond ETF(a)	21,539	572,614

		1,922,718

Short-Term Securities — 16.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.48%(b)	40,679	40,679
SL Liquidity Series, LLC, Money Market Series, 1.71%(b)(c)	2,567,484	2,568,253

		2,608,932

Total Affiliated Investment Companies — 116.2% (Cost: $17,590,515)		18,593,899

Liabilities in Excess of Other Assets — (16.2)%		(2,594,640)

Net Assets — 100.0%		$15,999,259

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	51,344	—	(10,665)	40,679	$40,679	$229	$—	$—
BlackRock Total Factor Fund, Class K	25,234	3,970	(1,185)	28,019	286,636	237	7,473	(6,756)
iShares Core MSCI Emerging Markets ETF	22,539	1,678	(3,374)	20,843	1,054,447	26,021	(17,942)	9,539
iShares Edge High Yield Defensive Bond ETF	3,050	—	(300)	2,750	138,958	1,990	532	(754)
iShares Edge Investment Grade Enhanced Bond ETF	7,282	860	(215)	7,927	419,576	3,332	7,547	1,517
iShares Edge MSCI International Momentum Factor ETF	28,800	—	(21,624)	7,176	225,972	5,776	39,522	(5,439)
iShares Edge MSCI International Quality Factor ETF	28,400	18,530	(2,280)	44,650	1,415,852	7,276	1,571	11,484
iShares Edge MSCI International Value Factor ETF	35,900	242	(1,261)	34,881	811,332	13,009	1,882	(15,956)
iShares Edge MSCI Min Vol EAFE ETF	10,661	5,629	(1,388)	14,902	1,107,219	18,228	830	(9,185)

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Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock LifePath® Smart Beta 2040 Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 10/31/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol Emerging Markets ETF	4,963	2,236	(283)		6,916	$383,492	$4,453		$(132)	$(20,420)
iShares Edge MSCI Min Vol USA ETF	36,908	2,802	(11,238)		28,472	1,911,610	13,885		13,404	92,289
iShares Edge MSCI USA Momentum Factor ETF	7,150	524	(2,993)		4,681	609,747	3,550		16,438	45,960
iShares Edge MSCI USA Quality Factor ETF	22,886	6,138	(3,010)		26,014	2,609,464	9,489		7,678	120,522
iShares Edge MSCI USA Size Factor ETF	6,800	729	(322)		7,207	693,097	2,166		561	27,264
iShares Edge MSCI USA Value Factor ETF	17,644	3,812	(2,092)		19,364	1,671,888	10,046		4,470	21,783
iShares Global REIT ETF	23,454	4,536	(3,046)		24,944	694,441	14,655		6,442	(23,760)
iShares MSCI EAFE Small-Cap ETF	13,465	2,707	(7,443)		8,729	522,955	16,219		24,983	(9,315)
iShares TIPS Bond ETF	4,044	526	(329)		4,241	504,934	933		203	12,606
iShares U.S. Treasury Bond ETF	19,080	4,292	(1,833)		21,539	572,614	2,304		(355)	7,935
Master Small Cap Index Series(b)	$365,457	$—	$(14,724	)(c)	$350,733	350,733	1,362		469	8,552
SL Liquidity Series, LLC, Money Market Series(b)	1,552,103	1,015,381	—		2,567,484	2,568,253	2,404	(d)	6	14

						$18,593,899	$157,564		$115,582	$267,880

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$15,674,913	$—	$—	$15,674,913

Investments Valued at Net Asset Value (“NAV”)(b)				2,918,986

Total Investments				$18,593,899

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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